UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

SMITH BARNEY INVESTMENT TRUST

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE MATURITY

CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2005

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
LONG TERM INVESTMENTS - 89.8%
Education - 3.3%
$945,000	AAA	California Educational Facilities Authority Revenue, College of Osteopathic Medicine, CONNIE LEE-Insured, 5.550% due 6/1/06	$971,110
1,000,000	A-	California State Public Works Board, Lease Revenue, (California State University Project), Series B, 5.450% due 9/1/14	1,078,790
1,010,000	AAA	California State University Channel Islands Financing Authority Revenue, East Campus Community, Series A, MBIA-Insured, 4.875% due 9/1/16	1,049,562

			3,099,462

Finance - 16.5%
1,470,000	AAA	Inglewood Public Financing Authority Revenue, Series A, AMBAC-Insured, 5.125% due 8/1/13	1,611,076
1,320,000	Aaa*	Monterey County COP, Master Plan Financing, MBIA-Insured, 5.250% due 8/1/15	1,457,966
		Ontario Redevelopment Financing Authority Revenue, (Project No. 1), Centre City & Cimarron, MBIA-Insured:
1,935,000	AAA	5.250% due 8/1/15	2,146,921
1,060,000	AAA	5.250% due 8/1/16	1,176,738
2,165,000	AAA	San Jose Financing Authority Lease Revenue, (Civic Center Project), Series B, AMBAC-Insured, 5.250% due 6/1/14 (b)	2,395,248
4,000,000	AAA	South Orange County Public Financing Authority, Special Tax Revenue Refunding, Sr. Lien, Series A, MBIA-Insured, 5.000% due 9/1/13 (b)	4,422,120
2,000,000	BBB	Virgin Islands Public Financing Authority Revenue, Sr. Lien, Series A, 5.300% due 10/1/11	2,110,020

			15,320,089

General Obligation - 18.5%
2,500,000	AAA	California State GO, Economic Recovery, Series A, MBIA-Insured, 5.000% due 7/1/15 (b)	2,750,125
650,000	AAA	Corona-Norco USD GO, Series C, FGIC-Insured, 5.250% due 9/1/15	725,160
475,000	AA	Los Angeles GO, Series B (Call 9/1/09 @ 101), 5.000% due 9/1/10 (c)	523,246

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
General Obligation - 18.5% (continued)
		Los Angeles USD GO:
$3,000,000	AAA	Election of 1997, Series E, (Call 7/1/12 @ 100), MBIA-Insured, 5.500% due 7/1/15 (b)(c)	$3,441,060
2,000,000	AAA	Refunding, MBIA-Insured, 5.750% due 7/1/15	2,345,400
2,170,000	AAA	Morgan Hill USD GO, FGIC-Insured, 5.250% due 8/1/16 (b)	2,428,903
		Tahoe Truckee USD GO, School Facilities Improvement, MBIA-Insured:
1,480,000	AAA	District 1, 5.000% due 8/1/14	1,641,616
1,180,000	AAA	District 2, 5.000% due 8/1/14	1,308,856
300,000	A+	Torrance USD GO, Series A, 4.250% due 8/1/11	311,727
1,500,000	AAA	Visalia USD GO, Series A, FGIC-Insured, 4.900% due 8/1/12	1,613,280

			17,089,373

Hospital - 4.3%
		California Health Facilities Financing Authority Revenue:
700,000	AAA	Kaiser Permanente, Series B, AMBAC-Insured, 5.250% due 10/1/10 (d)	770,616
1,000,000	AAA	Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/13	1,074,570
2,000,000	A	California Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E, 4.700% mandatory put 6/1/09	2,108,340

			3,953,526

Housing - 3.0%
1,250,000	AAA	ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, (Edgewood Apartments Project), Series A, FNMA-Collateralized, 5.700% mandatory put 11/1/06 (e)(f)	1,282,237
660,000	AA-	California State Department of Veterans Affairs, Home Purchase Revenue, Series C, Remarketed 1/9/01, 4.550% due 12/1/07 (e)	667,240
745,000	AAA	Riverside County Housing Authority, Multi-Family Housing Revenue, (Brandon Place Apartments Project), Series B, FNMA-Collateralized, 5.625% mandatory put 7/1/09 (e)	787,011

			2,736,488

Miscellaneous - 10.8%
2,905,000	Baa3*	California County Tobacco Securitization Agency, Alameda County, 4.750% due 6/1/12 (b)	2,918,944

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Miscellaneous - 10.8% (continued)
$1,080,000	AAA	Los Angeles County Community Facilities District No. 3, Special Tax Refunding, Improvement Area, Series A, FSA-Insured, 5.250% due 9/1/07	$1,148,958
90,000	Aaa*	Montclair Redevelopment Agency, Residential Mortgage Revenue, FNMA-Collateralized, FHA/VA Mortgages-Insured, 7.750% due 10/1/11 (d)	104,767
1,415,000	AAA	San Buenaventura COP, Series C, AMBAC-Insured, 5.000% due 2/1/16	1,522,427
		Solano County COP, Capital Improvement Program, AMBAC-Insured:
1,000,000	AAA	4.875% due 11/15/11	1,081,580
1,000,000	AAA	5.000% due 11/15/13	1,084,250
2,000,000	AAA	University of California Revenue, (Multiple Purpose Projects), Series M, FGIC-Insured, 5.125% due 9/1/16	2,154,640

			10,015,566

Solid Waste - 2.6%
		Sunnyvale Solid Waste Revenue Refunding, AMBAC-Insured:
1,520,000	AAA	5.500% due 10/1/13 (e)	1,695,818
605,000	AAA	5.500% due 10/1/14 (e)	671,719

			2,367,537

Tax Allocation - 11.8%
3,675,000	AAA	Livermore Redevelopment Agency, Tax Allocation Revenue, (Redevelopment Project Area), Series A, MBIA-Insured, 5.250% due 8/1/15 (b)	4,048,012
760,000	AAA	Manteca Redevelopment Agency, Tax Allocation Refunding, (Manteca Merged Project Area), FSA-Insured, 5.000% due 10/1/15	840,902
4,000,000	AAA	Oakland Redevelopment Agency, Sub-Tax Allocation, (Central District Redevelopment Project), FGIC-Insured, 5.500% due 9/1/14 (b)	4,532,800
1,375,000	AAA	San Diego Redevelopment Agency, Tax Allocation Revenue, (Centre City Redevelopment Project), FSA-Insured, 5.250% due 9/1/15	1,518,770

			10,940,484

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation - 7.9%
$520,000	AAA	California Governmental Association, Bay Area Rapid Transit, SFO Extension, FTA Capital Grant Revenue, Series A, AMBAC-Insured, 4.875% due 6/15/09	$524,956
3,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FSA-Insured, 5.250% due 7/1/14 (b)	3,371,670
3,000,000	AAA	Los Angeles County California Metropolitan Transportation Authority, Sales Tax Revenue, Property C, Second Sr. Lien, Series A, FGIC-Insured, 5.000% due 7/1/17 (b)	3,219,090
180,000	AAA	San Francisco Airport Improvement Authority, Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (d)	216,065

			7,331,781

Utilities - 2.9%
500,000	BBB+	California Department of Water Resources, Power Supply Revenue, Series A, 5.500% due 5/1/12	560,145
2,000,000	AAA	MSR Public Power Agency, (San Juan Project Revenue Refunding), Series I, MBIA-Insured, 5.000% due 7/1/15	2,148,900

			2,709,045

Water & Sewer - 8.2%
1,000,000	AAA	Castaic Lake Water Agency COP, (Water Systems Improvement Project), AMBAC-Insured, 5.000% due 8/1/12	1,083,890
1,750,000	AAA	East Bay Municipal Utility District, Water Systems Revenue, FGIC-Insured, 5.000% due 6/1/16	1,835,820
1,000,000	AAA	El Dorado County, Public Agency Financing Authority Revenue, FGIC-Insured, 5.200% due 2/15/07	1,047,530
1,325,000	AAA	Lodi Wastewater Systems Revenue COP, Series A, MBIA-Insured, 5.250% due 10/1/15	1,492,732
1,000,000	AAA	Modesto California Irrigation District COP, Capital Improvements, Series A, FSA-Insured, 5.250% due 7/1/15	1,104,140
1,000,000	AAA	Modesto Irrigation District Financing Authority Revenue, Series A, MBIA-Insured, 5.350% due 10/1/06	1,044,750

			7,608,862

		TOTAL LONG TERM INVESTMENTS — 89.8%
		(Cost - $78,602,979)	83,172,213

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
SHORT TERM INVESTMENTS - 9.6%
Education-0.5%
$500,000	VMIG 1*	California Statewide Communities Development Authority Revenue, (Concordia University Irvine Project), Series A, LOC-U.S. Bank N.A., 1.780% due 10/1/31 (g)	$500,000

General Obligation - 1.1%
1,000,000	A-1+	California State GO, Series A-2, LOC-WestLB AG and JPMorgan Chase Bank, 1.800% due 5/1/33 (g)	1,000,000

Hospital - 1.4%
		California Health Facilities Financing Authority Revenue: Adventist Health System, Series A:
500,000	VMIG 1*	LOC-JPMorgan Chase Bank, 1.750% due 9/1/25 (g)	500,000
800,000	A-1+	MBIA-Insured, 1.760% due 9/1/28 (g)	800,000

			1,300,000

Housing - 1.2%
700,000	A-1+	California Housing Finance Agency Revenue, Multi-Family Housing, Series D, 1.780% due 2/1/31 (g)	700,000
400,000	A-1+	Los Angeles County Multi-Family Mortgage Revenue, (Valencia Housing Project), Series C, FREDDIE MAC-Insured, 1.870% due 4/1/31 (g)	400,000

			1,100,000

Miscellaneous - 1.4%
800,000	A-1+	California Infrastructure & Economic Development Bank Revenue, RAND Corporation, Series B, AMBAC-Insured, 1.800% due 4/1/42 (g)	800,000
500,000	A-1+	Orange County Sanitation District COP, Series B, 1.770% due 8/1/30 (g)	500,000

			1,300,000

Pollution Control - 2.8%
		California Pollution Control Financing Authority PCR, Pacific Gas & Electric Corp., LOC-Bank One N.A.:
500,000	A-1+	Series C, 1.800% due 11/1/26 (g)	500,000
1,800,000	A-1+	Series E, 1.770% due 11/1/26 (g)	1,800,000
300,000	A-1+	Series F, 1.770% due 11/1/26 (g)	300,000

			2,600,000

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 1.2%
		Metropolitan Water District of Southern California, Waterworks Revenue:
$800,000	A-1+	Series B-1, 1.770% due 7/1/35 (g)	$800,000
300,000	A-1+	Series C-2, 1.750% due 7/1/36 (g)	300,000

			1,100,000

		TOTAL SHORT TERM INVESTMENTS - 9.6% (Cost - $8,900,000)	8,900,000

		TOTAL INVESTMENTS - 99.4% (Cost - $87,502,979**)	92,072,213
		Other Assets in Excess of Liabilities - 0.6%	556,163

		TOTAL NET ASSETS - 100.0%	$92,628,376

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(f)	All or a portion of this security is held as collateral for open futures contracts.

(g)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in the schedule:

ABAG	- Association of Bay Area Governments
AMBAC	- Ambac Assurance Corporation
CONNIE LEE	- College Construction Loan Insurance Corporation
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FNMA	- Federal National Mortgage Association
FREDDIE MAC	- Federal Home Loan Mortgage Corp.
FSA	- Financial Security Assurance
FTA	- Federal Transit Administration
GO	- General Obligation
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance
PCR	- Pollution Control Revenue
SFO	- San Francisco International Airport
USD	- Unified School District
VA	- Veterans Administration

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service. These prices are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities, for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith at fair value by or under the direction of the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,569,234
Gross unrealized depreciation	—

Net unrealized appreciation	$4,569,234

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Notes	290	3/05	$32,008,750	$32,153,750	$(145,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2005